Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2012	2013
	US$	US$
Housing loans to employees guaranteed by RPL (Note 23)	182	228
Advances to employees	2,073	3,524
Prepayments to business partners	1,874	21,187
Interest receivables	1,524	326
Receivables in connection with exercise of options	2,018	879
Receivables from an employee in connection with tax withheld for the vesting of the restricted shares	1,010	—
Share subscription monies receivables	1,198	1,317
Bridge loans in connection with ongoing investments	6,141	8,074
Prepayment for Inventory	681	479
Unsecured interest-free loans to related parties (Note 23)	—	4,902
Others	313	1,845

Total	17,014	42,761

The Group has interest-free bridge loan balances of US$6,141 and US$8,074 to potential investees in consideration of future acquisitions or investments on these investees, as of December 31, 2012 and 2013, respectively.

Prepayments to business partners represent prepaid customer acquisition costs, advanced advertising and promotion fees, prepaid revenue sharing costs to third-party game developers associated with game operation, and any deposits for rentals and office-related supplies and etc. The increase of the balance in 2013 was resulted from rapid business expansion and acquisition.